CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

26. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent company only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments deficit in subsidiaries” and the loss of the subsidiaries is presented as “Share of losses of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The parent company did not have significant capital and other commitments, long-term obligations, other long-term debt, or guarantees as of December 31, 2024 and 2025.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

26. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Balance sheets

	December 31, 2024	December 31, 2025
	RMB	RMB

ASSETS

Cash and cash equivalents	850	4,843
Amounts due from intra-Group entities	10,144,302	7,358,481
Other receivables	2,457	1,308
Prepaid expenses	89	236

Total assets	10,147,698	7,364,868

LIABILITIES AND SHAREHOLDERS’ DEFICIT

Liabilities

Other payables and other current liabilities	29,942	20,233
Short-term borrowings	-	39,072
Investment deficit in subsidiaries	10,391,493	7,448,541
Amounts due to intra-Group entities	94,265	87,910

Total liabilities	10,515,700	7,595,756

Shareholders’ deficit

Ordinary shares (US$0.0001 par value, 190,100,000,000 and 190,100,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 56,354,853,138 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2024; 64,892,337,575 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2025)	39,816	45,922
Additional paid-in capital	19,007,948	19,370,282
Subscription receivable from shareholders	(60,467)	(21,165)
Accumulated other comprehensive income	227,718	234,630
Accumulated deficit	(19,583,017)	(19,860,557)
Total shareholders’ deficit	(368,002)	(230,888)

Total liabilities and shareholders’ deficit	10,147,698	7,364,868

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

26. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Statements of comprehensive loss

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Operation expense
General and administrative	(73,236)	(89,099)	(37,587)
Total operating expenses	(73,236)	(89,099)	(37,587)

Loss from operations	(73,236)	(89,099)	(37,587)

Share of losses of subsidiaries	(299,613)	(114,011)	(237,157)
Interest expense, net	(546)	(1,806)	(3,459)
Other income, net	12,746	604	1,859
Foreign exchange gain/(loss)	38	-	(1,196)
Fair value impact of the issuance of senior convertible preferred shares	(11,776)	-	-
Net loss	(372,387)	(204,312)	(277,540)

Deemed dividend to preferred shareholders due to triggering of a down round feature	(2,060,254)	-	-
Net loss attributable to ordinary shareholders	(2,432,641)	(204,312)	(277,540)

Net loss	(372,387)	(204,312)	(277,540)
Other comprehensive income
Foreign currency translation	4,905	2,628	6,912
Total comprehensive loss	(367,482)	(201,684)	(270,628)

Statements of cash flow

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Net cash used in operating activities	(11,150)	(3,719)	(12,322)
Net cash used in investing activities	(204,327)	(69,612)	(344,518)
Net cash generated from financing activities	153,269	71,953	360,845
Effect of exchange rate changes on cash and cash equivalents	2,170	22	(12)
Net (decrease)/increase in cash and cash equivalents	(60,038)	(1,356)	3,993
Cash and cash equivalents at beginning of the period	62,244	2,206	850
Cash and cash equivalents at end of the period	2,206	850	4,843